Stated Capital - Schedule of Beneficial Shareholding (Detail) - Public Investment Corporation (Government Employees Pension Fund)	Dec. 31, 2025 shares
Disclosure of beneficial ownership [line items]
Number of shares (in shares)	180,381,384
% of issued ordinary shares	20.15%